Shareholder Report, Holdings (Details) - C000064522	Apr. 30, 2026
Not Rated
Holdings [Line Items]
Percent of Total Investments	3.20%
CCC or Lower
Holdings [Line Items]
Percent of Total Investments	3.10%
B
Holdings [Line Items]
Percent of Total Investments	67.60%
BB
Holdings [Line Items]
Percent of Total Investments	19.80%
BBB
Holdings [Line Items]
Percent of Total Investments	3.30%
Asset Other Line
Holdings [Line Items]
Percent of Total Investments	1.10%
AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	1.10%
AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.50%
AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.80%
AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	5.00%
AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	87.50%